1-16519

Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECEIVED FEB 19 2002 031

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

February 13, 2002

02013763

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Ms. Stroud:

This is to certify that the American Stock Exchange LLC (the "Exchange") received from ABN AMRO Bank N.V. (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Medium-Term Notes Series A (Senior Fixed Rate Notes)
13.00% Reverse Exchangeable Securities
due February 20, 2004
(linked to the common stock of Charles Schwab Corp.)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

PROCESSED
APR 09 2002
THOMSON
FINANCIAL